RELATED PARTY TRANSACTIONS - Ship Finance International Limited (Details) $ in Thousands	3 Months Ended	6 Months Ended
	Sep. 30, 2015 vessel	Jun. 30, 2017 USD ($) vessel $ / d	Jun. 30, 2016 USD ($) vessel $ / d
Related Party Transaction [Line Items]
Charter hire expenses		$ 29,454	$ 26,920
Ship Finance International Limited
Related Party Transaction [Line Items]
Charter hire expense		$ 15,826	15,372
Number of vessels sold and leased back | vessel	8	8
Charter hire expenses		$ 13,990	$ 12,055
Ship Finance International Limited | Dry Bulk Carriers
Related Party Transaction [Line Items]
Number of vessels under commercial managment | vessel		14,000	14,000
Commercial management fee revenue (in dollars per day) | $ / d		125	125
Ship Finance International Limited | Container Carriers
Related Party Transaction [Line Items]
Number of vessels under commercial managment | vessel		9,000	9,000
Commercial management fee revenue (in dollars per day) | $ / d		75	75
Ship Finance International Limited | Prepaid Charter Hire Expenses [Member]
Related Party Transaction [Line Items]
Prepaid charter hire expense		$ 1,836	$ 3,317